Stock-Based Compensation - Summary of Stock Award Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Performance share units (PSUs)
Stock Award Activity
Beginning balance (in shares)	4,321,197
Granted (in shares)	1,723,730	1,788,050	2,204,963
Vested (in shares)	(1,329,031)
Forfeited (in shares)	(632,397)
Ending balance (in shares)	4,083,499	4,321,197
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 15.04
Granted (in dollars per share)	17.74	$ 21.08	$ 7.58
Vested (in dollars per share)	10.65
Forfeited (in dollars per share)	16.55
Ending balance (in dollars per share)	$ 16.35	$ 15.04
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 375
Weighted average future recognition period (in years)	3 months 14 days
Restricted Stock Units (RSUs)
Stock Award Activity
Beginning balance (in shares)	117,551
Granted (in shares)	117,745	117,551	1,538,583
Vested (in shares)	(129,073)
Forfeited (in shares)	0
Ending balance (in shares)	106,223	117,551
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 19.14
Granted (in dollars per share)	21.12	$ 19.14	$ 19.52
Vested (in dollars per share)	19.41
Forfeited (in dollars per share)	0.00
Ending balance (in dollars per share)	$ 21.00	$ 19.14
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 878
Weighted average future recognition period (in years)	4 months 20 days